Contingent Consideration	12 Months Ended
Jun. 30, 2025
Contingent Consideration [Abstract]
Contingent consideration

13 Contingent consideration

(a) AVb6 Integrin intellectual property

The group has the license agreement with TRIMT GmbH (TRIMT). The key financial terms of the license agreement includes payments of cash and shares in the group worth US$10 million which has been paid in the year ended 30 June 2022 and issued. The group has also incurred liabilities contingent on future events in respect of the license, which are summarized below:

Management has determined the amortized of contingent consideration by assessing the probability of each milestone being achieved. Management’s assessment of the probability is based on their experience and considering industry information on clinical trial success rates and related parameters.

The amortized cost is measured as set out in note 9(b)(iv). The timeframe for measurement varies depending on the milestone, and is aligned with industry information on the length of time taken to conduct oncological clinical trials.

●	Development Milestone Payments: Up to US$90m payable to TRIMT upon meeting various milestones:

Milestones	Requirements	Payment to TRIMT
1.	Commencement of Phase 3 diagnostic clinical trial for (68Ga-TRIVEHEXIN) (Diagnostic)	US$	2m
2.	Any Marketing Approval in Japan, China, Hong Kong or the United States of (68Ga-TRIVEHEXIN) for diagnostic application (Diagnostic)	US$	3m
3.	Last patient Phase 1 (Therapeutic)	US$	5m
4.	First patient Phase 2 (Therapeutic)	US$	10m
5.	Last patient Phase 2 (Therapeutic)	US$	10m
6.	First patient Phase 3 (Therapeutic)	US$	15m
7.	Last patient Phase 3 (Therapeutic)	US$	15m
8.	Any Marketing Approval in the Territory other than in Australia (Therapeutic)	US$	30m

As at 30 June 2025 none of the above milestone have been achieved or paid (30 June 2024: none).

●	Royalties on net sales

The group is obliged to pay TRIMT royalties on net sales based on industry standard single digit royalty rates and also on sub licence revenues.

(b)	hu PSA Anti-body intellectual property

The group has the license agreement with Diaprost AB. The key financial terms of the license agreement include upfront cash payments of US$7 million which has been paid in the year ending 30 June 2022.

In March 2025, Radiopharm signed an amendment with Diaprost and Fredax to increase the payment of Milestone Event 4 to US$12,500,000 which US$11,750,000 will be payable in cash and US$750,000 will be payable in shares of Radiopharm. All other amendments were minor in nature and had no monetary value.

The group has also incurred liabilities contingent on future events in respect of the license, which are summarised below:

●	Development Milestone Payments: Up to US$123.5m payable to the Diaprost upon meeting various milestones:

Milestones	Requirements	Payment to Diaprost
1.	The earlier of (i) first ethics approval, or (ii) notice of allowance of Investigational New Drug application (Therapeutic) or (iii) an equivalent of either of these that is sufficient to allow dosing in humans in any country in the Territory	US$	3m
2.	Last patient Phase 1	US$	5m
3.	First patient Phase 2	US$	11m
4.	Last patient Phase 2B	US$	12.5m
5.	First patient Pivotal Study	US$	15m
6.	Upon the dosing of the final patient in a Pivotal Study	US$	15m
7.	FDA submission	US$	7m
8.	FDA approval	US$	25m
9.	EMA approval	US$	10m
10.	PMDA approval	US$	5m
11.	Second indication, approval at first of FDA, EMA, PMDA	US$	10m
12.	Approval at first of FDA, EMA, PMDA for Diagnostic trials.	US$	5m

As at 30 June 2025 none of the above milestone have been achieved or paid (30 June 2024: none).

●	Royalties on net sales

The group is obliged to pay Diaprost AB royalties on sublicensing based on industry standard royalty rates.

(c)	NanoMab intellectual property

The group has the license agreement with the NanoMab Technology Limited. The key financial terms of the license agreement includes payments of cash and shares in the group worth US$12.5 million which has been paid and issued in the year ending 30 June 2022. The group has also incurred liabilities contingent on future events in respect of the license, which are summarised below.

●	Development Milestone Payments: Up to US$18m payable in shares to the NanoMab upon meeting various milestones:

Milestones	Requirements	Payment to Nanomab
1.	IND allowance by the U.S. FDA or the EMA or the NMPA (for either the HER-2 or the TROP-2 Therapeutic)	US$	5m	*
2.	IND allowance by the U.S. FDA or the EMA or the NMPA (for the PKT-7 Therapeutic)	US$	0.5m	*
3.	First patient dosed in the first Phase 1 therapeutic clinical trial	US$	1m	*
4.	First patient dosed in the first Phase 2 therapeutic clinical trial	US$	2m	*
5.	First patient dosed in the first Phase 3 therapeutic clinical trial, or approval of a Licensed Product	US$	3m	*

*	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day VWAP prior to the announcement of the milestone on the ASX.

As at 30 June 2025, milestone 3 for the first patient dosed in the first Phase 1 therapeutic clinical trial have been achieved and paid (30 June 2024: none). The group is also in the process of amending the agreement to have TROP2 removed from the milestone achievement after the sale of the asset.

Additionally, the group signed an amendment with NanoMab Technology Limited that included the additional milestones.

Milestones	Requirements	Payment to Nanomab
1.	IND submission to the U.S. FDA or the EMA or the NMPA for PDL-1 Therapeutic)	US$	0.5m	*
2.	First patient dosed in the first Phase 1 therapeutic clinical trial	US$	1m	*
3.	First patient dosed in the first Phase 2 therapeutic clinical trial	US$	2m	*
4.	First patient dosed in the first Phase 3 therapeutic clinical trial	US$	3m	*

*	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day (VWAP) prior to the announcement of the milestone on the ASX.

As at 30 June 2025 milestone 2 for first patient dosed in the first Phase 1 therapeutic clinical trial was achieved or paid (30 June 2024: none).

●	Royalties on net sales

The group is obliged to pay Nanomab royalties on net sales based on industry standard single digit royalty rates and also on sublicence revenues.

(d) Pivalate intellectual property

The group has the license agreement with Cancer Research Technologies Limited (CRT). The key financial terms of the license agreement include an upfront cash payment of £180,000 which has been paid in the year ending 30 June 2022. The group has also incurred liabilities contingent on future events in respect of the license, which are summarized below:

●	Development Milestone Payments: Up to £35.78m payable to CRT upon meeting various milestones: Diagnostic development milestones:

Milestones	Requirements	Payment to CRT
1.	Phase 1 clinical trial commencement limited to each of the 1st indication	£45k
2.	Phase 2 clinical trial commencement limited to each of the 1st 3 indications	£225k
3.	Phase 3 clinical trial commencement limited to each of the 1st 3 indications	£630k
4.	Grant of US Regulatory Approval	£900k
5.	Grant of EU (or UK) Regulatory Approval	£450k
6.	First commercial sale	£900k
7.	Aggregate Net Sales worldwide exceeding £10m	£630k
8.	Aggregate Net Sales worldwide exceeding £50m	£3.15m

Therapeutic development milestones:

Milestones	Requirements	Payment to CRT
1.	Clearing of IND in the US or any country in Territory	£90k
2.	Phase 1 clinical trial/pivotal study commencement, limited to each of the 1st indication	£225k
3.	Phase 2 clinical trial/pivotal study commencement, limited to each of the 1st 3 indications	£630k
4.	Phase 3 clinical trial/pivotal study commencement, limited to each of the 1st 3 indications	£1.8m
5.	Grant of US Regulatory Approval	£3.6m
6.	Grant of MA in the EU (or UK)	£1.8m
7.	First commercial sale	£4.5m
8.	Aggregate Net Sales worldwide exceeding £100m	£2.7m
9.	Aggregate Net Sales worldwide exceeding £500m	£13.5m

As at 30 June 2025 none of the above milestone have been achieved or paid (30 June 2024: none).

●	Royalties on net sales

The group is obliged to pay CRT royalties on net sales based on industry standard single digit royalty rates.

(e) NeoIndicate intellectual property

The group has the sublicence agreement with NeoIndicate LLC (NeoIndicate). The key financial terms of the license agreement include an upfront cash payment of US$100,000 in the year ending 30 June 2022. The group has also incurred liabilities contingent on future events in respect of the license, which are summarized below:

●	Development Milestone Payments: Up to US$278m payable to NeoIndicate upon meeting various milestones:

Diagnostic development milestones:

Milestones	Requirements	Payment to NeoIndicate
1.	eIND or IND Diagnostic approval	US$	75k
2.	First dose of Diagnostic in Phase I anywhere in world	US$	75k
3.	First dose of Diagnostic in Phase II anywhere in world	US$	150k
4.	First dose of Diagnostic in Phase III anywhere in world	US$	300k
5.	US FDA Regulatory Approval Diagnostic	US$	1m
6.	Outside of US Regulatory Approval Diagnostic	US$	0.5m
7.	Upon first reaching cumulative aggregate gross sales of $25M Diagnostic	US$	0.75m
8.	Upon first reaching cumulative aggregate gross sales of $100M Diagnostic	US$	3m
9.	Upon first reaching cumulative aggregate gross sales of US$250M Diagnostic	US$	7.5m
10.	Upon first reaching cumulative aggregate gross sales of US$500M Diagnostic	US$	15m
11.	Upon first reaching cumulative aggregate gross sales of US$1 Billion Diagnostic	US$	30m
12.	Upon first reaching cumulative aggregate gross sales of US$2 Billion Diagnostic	US$	60m

Therapeutic Licensed Product Milestone Payments:

Milestones	Requirements	Payment to NeoIndicate
1.	eIND or IND approval of therapeutic	US$	100k
2.	First dosing Therapeutic of patients in Phase I anywhere in world	US$	100k
3.	First dosing Therapeutic of patients in Phase II anywhere in world	US$	200k
4.	First dosing Therapeutic of patients in Phase III anywhere in world	US$	0.5m
5.	US FDA Approval Therapeutic	US$	2m
6.	Outside of US Regulatory Approval Therapeutic	US$	1m
7.	Upon first reaching cumulative aggregate gross sales of $25M Therapeutic	US$	1m
8.	Upon first reaching cumulative aggregate gross sales of $100M Therapeutic	US$	5m
9.	Upon first reaching cumulative aggregate gross sales of $250M Therapeutic	US$	10m
10.	Upon first reaching cumulative aggregate gross sales of US$500M Therapeutic	US$	20m
11.	Upon first reaching cumulative aggregate gross sales of US$1 Billion Therapeutic	US$	5m
12.	Upon first reaching cumulative aggregate gross sales of US$2 Billion Therapeutic	US$	10m

As at 30 June 2025 none of the above milestone have been achieved or paid (30 June 2024: none).

●	Royalties on net sales

The group is obliged to pay NeoIndicate royalties on net sales based on industry standard single digit royalty rates.

(f) Radiopharm Ventures LLC

Radiopharm Ventures, LLC has entered into a technology commercialization agreement in order to complete research and development activities associated with the Mab license. The group has also incurred liabilities contingent on future events in respect of the license, which are summarized below:

●	Development Milestone Payments: Up to US$72.28m payable to Mab upon meeting various milestones:

Event	Requirements	Payment to MD Anderson for Licenced products that target B7-H3 and/or are covered by B7-H3 patent rights		Payment to MD Anderson for any other licenced product
1	Initiation of Phase I Clinical Trial of a Licensed Product	US$	75k	US$	50k
2	Initiation of Phase II Clinical Trial of a Licensed Product	US$	275k	US$	200k
3	Initiation of Phase III Clinical Trial of a Licensed Product	US$	525k	US$	400k
4	Filing of BLA (or equivalent in a non-US jurisdiction) for a Licensed Product	US$	850k	US$	750k
5	Regulatory Approval of a BLA for a Licensed Product by the FDA	US$	5.15m	US$	5.00m
6	Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the European Union equivalent of the FDA	US$	4.00m	US$	3.00m
7	Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the Japanese equivalent of the FDA	US$	3.50m	US$	2.50m
8	Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the Chinese equivalent of the FDA	US$	3.50m	US$	2.50m

As at 30 June 2025 none of the above milestone have been achieved or paid (30 June 2024: none).

●	Royalties on net sales

The group is obliged to pay MD Anderson royalties on net sales based on industry standard single digit royalty rates.

●	Commercialization Payments

The group is obliged to pay MD Anderson the commercialization payments set forth below according to the following, schedule:

Commercialization Event	Commercialization Payment
Upon total worldwide Net Sales of all Licensed Products exceeding $250,000,000	$5,000,000
Upon total worldwide Net Sales of all Licensed Products exceeding $500,000,000	$10,000,000
Upon total worldwide Net Sales of all Licensed Products exceeding $1,000,000,000	$25,000,000

(g) Pharma15

The group has acquired Pharma15 with the key financial terms being an upfront payment of cash and shares of US$2m and also a deferred payment 1 year from acquisition of cash and shares of US$2m. The group has also incurred liabilities contingent on future events in respect of the license, which are summarized below:

●	Development Milestone Payments: Up to US$2.3m payable to Pharma15 upon meeting various milestones:

Event	Requirements	Payment
1.	FDA IND allowance for a therapeutic product	US$	2.3m	*

*	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day (VWAP) prior to the announcement of the milestone on the ASX.

As at 30 June 2025 none of the above milestone have been achieved or paid (30 June 2024: none).